COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Rent expense	$ 2,008	$ 1,376	$ 869
Guarantee obligation amount	2,969
Motor Vehicles [Member]
Commitments And Contingencies [Line Items]
Rent expense	$ 312	$ 272	$ 185